Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

14. STOCK-BASED COMPENSATION

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards, including stock options, to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Stock Options

We did not grant stock options in 2011, 2010 or 2009 but we do have outstanding stock options from grants in earlier periods that vested or were exercised in these years. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1st of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

The total fair value of stock options vested and the total intrinsic value of options exercised are as follows:

	Years Ended December 31,
Stock Options	2011	2010	2009

	(in thousands)
Fair Value of Stock Options Vested	$-	$-	$25
Intrinsic Value of Options Exercised (a)	1,202	2,058	106

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding at January 1,	551	$32.88	1,089	$32.78	1,128	$32.73
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(104)	27.39	(448)	31.53	(21)	27.20
Forfeited/Expired	(126)	46.40	(90)	38.44	(18)	36.28
Outstanding at December 31,	321	29.35	551	32.88	1,089	32.78

Options Exercisable at December 31,	321	$29.35	551	$32.88	1,089	$32.78

NA Not Applicable

The following table summarizes information about AEP stock options outstanding and exercisable at December 31, 2011:

	Number	Weighted
	of Options	Average	Weighted
2011 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.06-27.95	162	1.27	$27.47	$2,240
$30.76-38.65	159	2.12	31.26	1,599
Total	321	1.69	29.35	$3,839

We include the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Our performance units have a value upon vesting equal to the market value of shares of AEP common stock. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee and can range from 0% to 200%. For the three-year performance and vesting period ending on December 31, 2009, performance units were paid in cash or stock at the employee's election unless they were needed to satisfy a participant's stock ownership requirement. For the three-year performance and vesting periods ending on December 31, 2010 and 2011, performance units were paid in cash, unless they were needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement was mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that have a value equivalent to shares of AEP common stock. AEP Career Shares are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We recorded compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on our balance sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP Career Shares for the years ended December 31, 2011, 2010 and 2009 as follows:

	Years Ended December 31,
Performance Units	2011	2010	2009
Awarded Units (in thousands)	7	736	1,179
Weighted Average Unit Fair Value at Grant Date	$38.39	$35.43	$34.32
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2011	2010	2009
Awarded Units (in thousands)	198	211	224
Weighted Average Grant Date Fair Value	$37.31	$34.70	$28.82
Vesting Period (in years)	(a)	(a)	(a)

 (a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant.

In January 2012, the HR Committee awarded 545,685 units of performance units at a grant price of $41.38 for the three-year performance and vesting period ending on December 31, 2014.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the value of final awards, but may not increase them. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the electric utility and multi utility sub-industry segments of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. The value of each performance unit earned is equal to the average closing price of AEP common stock for the last 20 trading days of the performance period.

The certified performance scores and units earned for the three-year period ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
	2011	2010	2009
Certified Performance Score	89.8%	55.8%	73.5%
Performance Units Earned	1,216,926	489,013	593,175
Performance Units Mandatorily Deferred as AEP Career Shares	52,639	33,501	26,635
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	42,502	6,583	27,855
Performance Units to be Paid in Cash	1,121,785	448,929	538,685

The cash payouts for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Cash Payouts for Performance Units	$15,985	$18,683	$30,034
Cash Payouts for AEP Career Share Distributions	2,777	3,594	2,184

Restricted Shares and Restricted Stock Units

The independent members of the AEP Board of Directors granted 300,000 restricted shares to the then Chairman, President and CEO on January 2, 2004 upon the commencement of his AEP employment. Of these restricted shares, 50,000 vested on January 1, 2005, 50,000 vested on January 1, 2006, 66,666 vested on November 30, 2009, 66,667 vested on November 30, 2010 and 66,667 vested on November 30, 2011. Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was $30.76. The maximum term for these restricted shares was eight years and dividends on these restricted shares were paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments. Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. The maximum contractual term of outstanding RSUs is six years from the grant date.

In 2010, the HR Committee granted a total of 165,520 of RSUs to four CEO succession candidates to better ensure the retention of these candidates. These grants vest, subject to the candidates' continuous employment, in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015.

The HR Committee awarded RSUs, including units awarded for dividends, for the years ended December 31, 2011, 2010 and 2009 as follows:

	Years Ended December 31,
Restricted Stock Units	2011	2010	2009
Awarded Units (in thousands)	121	873	130
Weighted Average Grant Date Fair Value	$37.07	$35.24	$29.29

In January 2012, the HR Committee awarded 363,790 units of restricted stock units at a grant price of $41.38, which vest in three approximately equal annual increments on May 1, 2013, 2014 and 2015.

The total fair value and total intrinsic value of restricted shares and restricted stock units vested during the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2011	2010	2009
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$7,164	$6,044	$6,573
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	8,017	5,993	5,445

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of our nonvested restricted shares and RSUs as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

		Weighted
		Average
Nonvested Restricted Shares and		Grant Date
Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested at January 1, 2011	1,026	$34.88
Granted	121	37.07
Vested	(213)	33.61
Forfeited	(31)	35.35
Nonvested at December 31, 2011	903	35.46

The total aggregate intrinsic value of nonvested restricted shares and RSUs as of December 31, 2011 was $37 million and the weighted average remaining contractual life was 2.32 years.

Other Stock-Based Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The non-employee directors vest immediately upon award of the stock units. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We recorded the compensation cost for stock units when the units are awarded and adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock at the date of valuation.

We had no material cash payouts for stock unit distributions for the years ended December 31, 2011, 2010 and 2009.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2011, 2010 and 2009 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2011	2010	2009
Awarded Units (in thousands)	52	54	56
Weighted Average Grant Date Fair Value	$37.72	$34.67	$29.56

Share-based Compensation Plans

Compensation cost and the actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$61,807	$28,116	$31,165
Actual Tax Benefit Realized	21,632	9,841	10,908
Total Compensation Cost Capitalized	11,608	4,689	5,956

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on our statements of income.

During the years ended December 31, 2011, 2010 and 2009, there were no significant modifications affecting any of our share-based payment arrangements.

As of December 31, 2011, there was $47 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the LTIP. Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.49 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2011, 2010 and 2009 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2011	2010	2009
	(in thousands)
Cash Received from Stock Options Exercised	$2,855	$14,134	$567
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	411	706	35

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.